SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 12 -
SUBSEQUENT EVENTS

On July 4, 2025, the “One Big Beautiful Bill Act” (“OBBBA”) was enacted into law. The OBBBA includes significant changes to the U.S. tax law, including the extension and modification of several key provisions of the Tax Cuts & Jobs Act. The Company does not expect the OBBBA to have a material impact on its consolidated financial statements.